                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form
                   Please print or type.


1.  Name and address of issuer:  MML Series Investment Fund
                                 1295 State Street
                                 Springfield, MA 01111-0001

2. Name of each series or class of funds for which this notice is filed:
                       MML Equity Fund
                       MML Money Market Fund
                       MML Managed Bond Fund
                       MML Blend Fund

3.  Investment Company Act File Number:  811-2224

    Securities Act File Number:  2-39334

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

                                                                            [__]
              NOT APPLICABLE

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see Instruction A.6):

              NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

    Number of Shares:  0
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number of Shares:  0

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number of Shares:  1,495,397.200
    Aggregate Sales Price:  $4,229,702.18

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number of Shares:  1,495,397.200
    Aggregate Sales Price:  $4,229,702.18

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

    Number of Shares:  0
    Aggregate Sales Price:  0

12. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance
          on rule 24f-2 (from Item 10):                $4,229,702.18

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):       +          0

   (iii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                               -  5,749,424.20

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant
          to rule 24e-2 (if applicable):             +          0

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                       (1,519,722.02)
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    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                            x   1/2900

   (vii)  Fee due [line (i) or line (v) multiplied
          by line (vi)]                                     0

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                    [__]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*   /s/Stephen L. Kuhn
                               Stephen L. Kuhn
                               Vice President and Secretary


Date: February 19, 1996

* Please print the name and title of the signing officer below the signature.

                                                         February 19, 1996

MML Series Investment Fund
1295 State Street
Springfield, Massachusetts   01111

Gentlemen:

MML Series Investment Fund, a Massachusetts business trust (the "Trust"), is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). You have requested that the undersigned provide a legal opinion in connection with the filing by the Trust of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Rule") for the Trust's fiscal year ended December 31, 1995.

In accordance with the Rule, the Trust has registered an indefinite number of shares of beneficial interest, $.01 par value per share (the "Shares"), under the Securities Act of 1933, as amended. In accordance with the no-action letter dated June 20, 1995 from the Office of Insurance Products, Division of Investment Management of the Securities and Exchange Commission, the Trust will calculate and pay registration fees pursuant to the Rule based on all of its sales and redemptions of securities during the fiscal year ended December 31, 1995, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant Section 6(b) of the Securities Act of 1933 as amended. The purpose of the Notice is to make definite the registration of 1,495,397.200 Shares.

I am a member in good standing of the bar of the Commonwealth of Massachusetts and a Second Vice President and Associate General Counsel of MassMutual. As such, I have acted as counsel for the Trust during 1995 and am familiar with the action taken by its Trustees to authorize the issuance of the Shares. I have examined its records of Trustee and shareholder action, its By-Laws and its documents as on file at the office of the Secretary of The Commonwealth of Massachusetts and the Springfield City Clerk. I have also examined such other documents as I have deemed necessary for the purpose of this opinion.

MML Series Investment Fund
February 19, 1996
Page 2


Based on the foregoing, I am of the opinion that the Shares were validly issued, fully paid and non-assessable, except as set forth in the next paragraph.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's Declaration of Trust, however, provides that if any shareholder is charged or held personally liable solely by reason of being or having been a shareholder, the shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

I consent to the filing of this opinion as an exhibit to the Notice that the Trust will file with the Securities and Exchange Commission pursuant to the Rule. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by any other person, firm or other entity for any purpose, without my prior written consent.

Very truly yours,

/s/Richard M. Howe

Richard M. Howe
Second Vice President and
Associate General Counsel